Interest income, Interest expense and Other Finance Costs - Interest income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest income, Interest expense and Other Finance Costs
Interest income from time deposits	$ 1,733,064	$ 2,575,741	$ 3,428,321
Other interest income	458,676	869,462	676,243
Total	$ 2,191,740	$ 3,445,203	$ 4,104,564